QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) Schedule of Error Correction, Change in Accounting Principal and Prior Period Adjustments Restatement (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Error Correction, Change in Accounting Principal and Prior Period Adjustments Restatement [Line Items]
Total Revenues	$ (270)	$ 2,172	$ 3,316	$ 3,942	$ (16)	$ 5,628	$ 36	$ 3,375	$ 9,160	$ 9,023	$ 13,634
Total benefits and other deductions	1,785	2,092	2,425	2,473	1,342	2,388	2,032	2,219	8,775	7,981	9,407
Net income (loss)	(1,276)	136	612	1,081	(834)	2,211	(1,184)	872	57	667	2,805
As Previously Reported
Schedule of Error Correction, Change in Accounting Principal and Prior Period Adjustments Restatement [Line Items]
Total Revenues	(1,942)	2,006	4,157	4,927	208	5,877	273	3,475	9,148	9,833	15,480
Total benefits and other deductions	1,627	2,036	2,581	2,473	1,274	2,538	2,026	2,345	8,717	8,183	9,365
Net income (loss)	(2,259)	22	1,061	1,720	(640)	2,275	(1,025)	854	75	1,061	4,033
Impact of Revisions
Schedule of Error Correction, Change in Accounting Principal and Prior Period Adjustments Restatement [Line Items]
Total Revenues	18	11	31	151	125	1	8	23	211	157	150
Total benefits and other deductions	220	57	(4)	99	204	(59)	94	(89)	372	150	332
Net income (loss)	(132)	12	19	35	(57)	40	(57)	74	$ (93)	$ 5	$ (119)
As Previously Reported and Adjusted Herein
Schedule of Error Correction, Change in Accounting Principal and Prior Period Adjustments Restatement [Line Items]
Total Revenues	(1,924)	2,017	4,188	5,078	333	5,878	281	3,498
Total benefits and other deductions	1,847	2,093	2,577	2,572	1,478	2,479	2,120	2,256
Net income (loss)	(2,391)	34	1,080	1,755	(697)	2,315	(1,082)	928
Impact of Accounting Change
Schedule of Error Correction, Change in Accounting Principal and Prior Period Adjustments Restatement [Line Items]
Total Revenues	1,654	155	(872)	(1,136)	(349)	(250)	(245)	(123)
Total benefits and other deductions	(62)	(1)	(152)	(99)	(136)	(91)	(88)	(37)
Net income (loss)	$ 1,115	$ 102	$ (468)	$ (674)	$ (137)	$ (104)	$ (102)	$ (56)